FINANCIAL INSTRUMENTS - Carrying amount of financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Carrying amount of financial assets
Total carrying amount of financial assets	$ 2,849	$ 11,377
Carrying amount of financial liabilities
Carrying amount of financial liabilities	7,923	48,345
Measured at fair value through profit or loss
Carrying amount of financial assets
Total carrying amount of financial assets	0	306
Trade and other payables | Measured at amortised cost
Carrying amount of financial liabilities
Carrying amount of financial liabilities	6,325	8,184
Short term loans | Measured at amortised cost
Carrying amount of financial liabilities
Carrying amount of financial liabilities	1,598	20
Long term loans | Measured at amortised cost
Carrying amount of financial liabilities
Carrying amount of financial liabilities		837
Issued debt - bonds | Measured at amortised cost
Carrying amount of financial liabilities
Carrying amount of financial liabilities		39,304
Trade and other receivables | Measured at amortised cost
Carrying amount of financial assets
Total carrying amount of financial assets	645	2,451
Cash and cash equivalents | Measured at amortised cost
Carrying amount of financial assets
Total carrying amount of financial assets	$ 2,204	8,626
Measured at fair value through profit or loss | Measured at fair value through profit or loss
Carrying amount of financial assets
Total carrying amount of financial assets		$ 300